Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of loss before provision for income taxes

Loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2011	2012	2013
United States	$(16,744)	$(37,316)	$(94,455)
Foreign	33	595	(85,477)

Total	$(16,711)	$(36,721)	$(179,932)

Schedule of provision for (benefit from) income taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2011	2012	2013
Federal:
Current	$—	$(1,181)$	—
Deferred	—	—	(56,212)
State:
Current	12	(62)	86
Deferred	—	—	(4,564)
Foreign:
Current	59	278	1,478
Deferred	—	—	(85)

Total	$71	$(965)	$(59,297)

Schedule of effective income tax rate reconciliation

Reconciliation of the federal statutory income tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2011	2012	2013
Federal statutory rate	35.0%	35.0%	35.0%
Effect of:
State taxes, net of federal tax benefit	4.4	2.7	2.5
Change in valuation allowance	(39.5)	(31.7)	13.4
Research and development tax credit	2.8	3.0	0.8
Convertible preferred stock warrants	(1.7)	(2.4)	(1.3)
Stock-based compensation	(0.8)	(3.2)	2.9
Foreign differential	—	—	(17.1)
Other, net	(0.6)	(0.8)	(3.2)

Total	(0.4)%	2.6%	33.0%

Schedule of deferred tax assets and liabilities

The components of the deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2012	2013
Deferred tax assets:
Net operating loss carryforwards	$30,926	$46,903
Accruals and reserves	2,682	6,471
Stock-based compensation	—	17,555
Fixed assets	—	752
Deferred revenue	4,358	10,546
Research and development credits	3,340	6,541
Other deferred tax assets	13	156

Gross deferred tax assets	41,319	88,924
Valuation allowance	(39,630)	(4,186)

Total deferred tax assets	1,689	84,738
Acquisition related intangibles	(1,275)	(114,187)
Fixed assets	(21)	—
Other deferred tax liabilities	(393)	(1,114)

Deferred tax liabilities	(1,689)	(115,301)

Total	$—	$(30,563)

Schedule of gross unrecognized tax benefit

A reconciliation of gross unrecognized tax benefit is as follows (in thousands):

	Year Ended December 31,
	2011	2012	2013
Unrecognized tax benefits at the beginning of the period	$501	$699	$1,172
Additions for tax positions related to the current year	198	474	8,789
Increases related to prior year tax positions	—	—	947
Decreases based on settlements with taxing authorities	—	—	(21)
Lapse of statute of limitations	—	(1)	—

Unrecognized tax benefits at the end of the period	$699	$1,172	$10,887